                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04236

                                JPMorgan Trust II
               (Exact name of registrant as specified in charter)

                                522 Fifth Avenue
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                                Stephen M. Benham
                                522 Fifth Avenue
                               New York, NY 10036
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                        ANNUAL REPORT DECEMBER 31, 2005


                                 JPMorgan Funds


                                   Specialty
                                     Funds


JPMorgan U.S. Real Estate Fund


                                                                JPMORGAN
                                                                ASSET MANAGEMENT

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS


President's Letter .........................................    2

Portfolio Performance Review ...............................    3

Schedule of Portfolio Investments ..........................    6

Statement of Assets and Liabilities ........................    7

Statement of Operations ....................................    8

Statement of Changes in Net Assets .........................    9

Financial Highlights .......................................   12

Notes to Financial Statements ..............................   14

Report of Independent Registered Public Accounting Firm.....   21

Trustees ...................................................   22

Officers ...................................................   24

Schedule of Shareholder Expenses ...........................   26

Board Approval of Renewal of Investment Advisory
   Agreement................................................   27

Tax Letter..................................................   30


HIGHLIGHTS

- U.S. equity market overcame several challenges.

- FOMC raised rates at a measured pace.

- Outlook for equity markets somewhat mixed.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 2

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

PRESIDENT'S LETTER (UNAUDITED)                                  JANUARY 17, 2006

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan U.S. Real Estate Fund for the 12 months ended December 31, 2005. Inside you'll find in-depth information on the Fund.

STOCKS PRODUCED MODEST GAINS
The U.S. equity market overcame several challenges during the reporting period, including rising interest rates, surging oil prices, a devastating hurricane season and geopolitical issues. While these factors often overshadowed solid corporate profit growth, the overall market ultimately produced positive returns during the year.

As expected, the Federal Open Market Committee (FOMC) continued to raise interest rates at a measured pace in an attempt to ward off inflation. After five rate hikes in 2004, the FOMC raised rates eight additional times in 2005. All told, short-term rates moved to 4.25% by the end of the period. Despite these actions and the destruction inflicted by hurricanes Katrina, Rita and Wilma, the U.S. economy continued to expand at a brisk pace in 2005. U.S. gross domestic product (GDP) was 3.8% in the first quarter of the year. Higher oil prices, which surpassed $70 a barrel, were cited as a reason for a fall in GDP to 3.1% in the second quarter of 2005. However, the economy demonstrated its resiliency by expanding 4.1% in the third quarter.

MIXED STOCK PERFORMANCE
The broad stock market, as measured by the S&P 500 Index, returned 4.91% during the 12-month period ended December 31, 2005. While there were hopes for another strong rally in the fourth quarter of the year -- similar to the 12.18% and 9.23% returns in the fourth quarters of 2003 and 2004, respectively -- this did not come to pass in 2005. Concerns over further rate hikes by the FOMC and inflationary pressures tempered the market's gains at the end of the year. Elsewhere during the 12-month period, mid-capitalization stocks generated significant returns, with the Russell Midcap Index gaining 12.65%. Large-capitalization stocks outperformed their small-capitalization counterparts over the period, as the Russell 1000 Index and Russell 2000 Index returned 6.27% and 4.55%, respectively.

OUTLOOK
As we begin the new year, the outlook for equity markets is somewhat mixed. Positives include a solid economy, relatively lower oil prices and the possibility of the FOMC ending its rate hike campaign. On the other hand, corporate profits are expected to decelerate in 2006. In addition, should inflation increase, the FOMC may continue to raise rates. Given these uncertainties, investors should take a long-term approach with their investments and maintain a diversified portfolio.

On behalf of us all at JPMorgan Asset Management, thank you for your confidence and the continued trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

/s/ George C.W. Gatch
George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED)

HOW DID THE FUND PERFORM?
The JPMorgan U.S. Real Estate Fund, which seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities*, generated a 15.77% total return (Class A shares no sales charge) over the 12 months ended December 31, 2005, compared to 14.07% for the Dow Jones Wilshire Real Estate Securities Index for the same period.

WHY DID THE FUND PERFORM THIS WAY?
Real estate stocks overall generated strong performance again in 2005 in the context of a healthy U.S. economy, generally modest levels of new construction, continued low interest rates and strong, broadly based investment demand for real estate assets. Investors gained added conviction in 2005 from a wave of privatization and merger and acquisition (M&A) transactions involving public real estate companies, as a total of $35 billion in transactions were announced or completed during the year.

The Fund's healthy outperformance of its benchmark in 2005 was driven by strong stock selection and investment levels among the industrial, shopping center, office, lodging and storage companies, with key investments in Shurgard Storage, Boston Properties, SL Green Realty, AMB Property, Fairmont Hotels and Federal Realty. These positive drivers were partially offset by an overweight in the underperforming lodging sector, principally Starwood Lodging, and select underperforming securities in other sectors, including Mack-Cali Realty, Brandywine Realty, Apartment Investment & Management, New Plan Excel Realty and United Dominion Realty.

HOW WAS THE FUND MANAGED?
The Fund management team continues to emphasize stock selection, focusing on companies and property types with a more cyclical orientation associated with shorter lease terms -- multifamily, lodging and self-storage, for example -- in strong infill markets and locations that we believe have value enhancement potential and a real inflation hedge over the longer term.

* The advisor seeks to achieve the Fund's objective. There can be no guarantee it will be achieved.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 4

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED), CONTINUED

Top 10 Holdings*
Simon Property Group, Inc. REIT...............
                                                6.8%
Prologis REIT.................................
                                                6.3%
Starwood Hotels & Resorts Worldwide, Inc. ....
                                                5.1%
AMB Property Corp. REIT.......................
                                                5.0%
AvalonBay Communities, Inc. REIT..............
                                                4.9%
Reckson Associates Realty Corp. REIT..........
                                                4.7%
Archstone-Smith Trust REIT....................
                                                4.5%
SL Green Realty Corp. REIT....................
                                                4.1%
Federal Realty Investment Trust REIT..........
                                                3.9%
Public Storage, Inc. REIT.....................
                                                3.9%

Portfolio Composition*
Common Stocks................................  98.0%
Investment Companies.........................   2.9%

* As of December 31, 2005. The Fund's composition is subject to change. Percentages indicated based on net assets.

                           GEOGRAPHIC DIVERSIFICATION

-------------------------------------------------------------------------------------------------
                                                                      JPMorgan
                                                                  U.S. Real Estate
                                                                      Fund(b)           NCREIF(a)
-------------------------------------------------------------------------------------------------
  EAST                                                                 41.80%            32.40%
    Northeast                                                          32.30%            18.70%
    Mideast                                                             9.50%            13.70%
-------------------------------------------------------------------------------------------------
  WEST                                                                 32.30%            34.40%
    Pacific                                                            27.60%            29.00%
    Mountain                                                            4.70%             5.40%
-------------------------------------------------------------------------------------------------
  SOUTH                                                                14.70%            20.80%
    Southeast                                                           9.10%            12.10%
    Southwest                                                           5.60%             8.70%
-------------------------------------------------------------------------------------------------
  MIDWEST                                                               7.10%            12.40%
    East North Central                                                  5.80%             9.80%
    West North Central                                                  1.30%             2.60%
-------------------------------------------------------------------------------------------------
  NON-U.S                                                               4.10%             0.00%
-------------------------------------------------------------------------------------------------

(a) The National Council of Real Estate Investment Fiduciaries.

(b) As of December 31, 2005. The Fund's composition is subject to change. Percentages indicated based on total investments.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

PORTFOLIO PERFORMANCE REVIEW (UNAUDITED), CONTINUED

------------------------------------------------------------------------------------------------------------
                                                                       AVERAGE ANNUAL TOTAL RETURNS AS OF
                                                                                DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------
                                                   INCEPTION DATE OF
                                                         CLASS         1 YEAR      5 YEAR
-------------------------------------------------------------------------------------------- SINCE INCEPTION
  Class A                                            4/23/1997         15.77%      17.91%         15.68%
------------------------------------------------------------------------------------------------------------
  Class A*                                           4/23/1997          9.68%      16.65%         14.96%
------------------------------------------------------------------------------------------------------------
  Class C                                            2/19/2005         15.27%      17.81%         15.62%
------------------------------------------------------------------------------------------------------------
  Class C**                                          2/19/2005         14.27%      17.81%         15.62%
------------------------------------------------------------------------------------------------------------
  Select Class                                       1/19/2005         16.09%      17.98%         15.72%
------------------------------------------------------------------------------------------------------------

 * Sales Charge for Class A Shares is 5.25%.
** Assumes a 1% CDSC (Contingent deferred sales charge) for one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE

[GRAPH]                   VALUE OF $10,000 INVESTMENT

                                                  U.S. REAL ESTATE FUND                                  DOW JONES WILSHIRE REAL
                                                    (CLASS A SHARES)           NAREIT EQUITY INDEX       ESTATE SECURITIES INDEX
                                                  ---------------------        -------------------       -----------------------
4/97                                                    10000.00                     9726.00                     9677.00
12/97                                                   12928.00                    11924.20                    11763.90
12/98                                                   11385.00                     9836.03                     9713.93
12/99                                                   11451.00                     9381.68                     9404.39
12/00                                                   15556.00                    11855.00                    12294.90
12/01                                                   16651.00                    13506.80                    13579.70
12/02                                                   16579.00                    14021.70                    13888.20
12/03                                                   22386.00                    19230.00                    19037.10
12/04                                                   30628.00                    25304.10                    25663.40
12/05                                                   35458.00                    28382.70                    29274.20

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. MUTUAL FUNDS ARE SUBJECT TO CERTAIN MARKET RISK. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on April 23, 1997.

Returns for the Select Class Shares prior to January 19, 2005 (offering date of the Select Class Shares) are based on the performance of the Class A Shares, the original class offered, unadjusted for differences in expenses.

Returns for the Class C Shares prior to February 19, 2005 (offering date of the Class C Shares) are based on the performance of the Class A Shares, which are lower than the expenses of the Class C Shares. All prior class performance has been adjusted to reflect the differences in expenses and sales charges between classes.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Real Estate Fund, Dow Jones Wilshire Real Estate Securities Index and the NAREIT Equity Index. The performance of the JPMorgan U.S. Real Estate Fund assumes reinvestment of all dividends and does not include a sales charge. The performance of the indices does not include expenses or a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Dow Jones Wilshire Real Estate Securities Index is an unmanaged, broad based, market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies, not including special purpose or healthcare REITs. It is comprised of major companies engaged in the equity ownership and operation of commercial real estate. The NAREIT Equity Index is an unmanaged index of publicly traded U.S. tax-qualified REITs that have 75% or more of their gross invested book assets invested in the equity ownership of real estate. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver and reimbursement of the Fund's fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 6

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF DECEMBER 31, 2005

  SHARES        SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS (98.0%):
Hotels (11.2%):
    490,800   Fairmont Hotels &
                Resorts, Inc. (Canada)
                (a)....................    20,814,828
    783,800   Host Marriott Corp.
                REIT...................    14,853,010
    463,100   Starwood Hotels & Resorts
                Worldwide, Inc. .......    29,573,566
                                         ------------
                                           65,241,404
                                         ------------
Industrials (11.2%):
    586,100   AMB Property Corp.
                REIT...................    28,818,537
    781,700   Prologis REIT............    36,521,024
                                         ------------
                                           65,339,561
                                         ------------
Multifamily (24.9%):
    333,700   Apartment Investment &
                Management Co. REIT....    12,637,219
    625,900   Archstone-Smith Trust
                REIT...................    26,218,951
    315,100   AvalonBay Communities,
                Inc. REIT..............    28,122,675
    282,200   BRE Properties, Inc.
                REIT...................    12,834,456
    270,600   Camden Property Trust
                REIT...................    15,673,152
    414,100   Equity Residential
                REIT...................    16,199,592
    189,250   Essex Property Trust,
                Inc. REIT..............    17,448,850
    391,600   Post Properties, Inc.
                REIT...................    15,644,420
                                         ------------
                                          144,779,315
                                         ------------
Office (27.4%):
    416,000   Arden Realty, Inc.
                REIT...................    18,649,280
    214,200   Boston Properties, Inc.
                REIT...................    15,878,646
    462,300   Brandywine Realty Trust
                REIT...................    12,902,793
    480,900   Equity Office Properties
                Trust REIT.............    14,585,697
    369,100   Mack-Cali Realty Corp.
                REIT...................    15,945,120
    343,900   Prentiss Properties Trust
                REIT...................    13,989,852
    755,500   Reckson Associates Realty
                Corp. REIT.............    27,182,890

  SHARES        SECURITY DESCRIPTION       VALUE($)
-----------   -------------------------  ------------
COMMON STOCKS, CONTINUED:
Office, continued:
    309,300   SL Green Realty Corp.
                REIT...................    23,627,427
    704,800   Trizec Properties, Inc.
                REIT...................    16,154,016
                                         ------------
                                          158,915,721
                                         ------------
Regional Malls (9.8%):
    259,600   Macerich Co. (The)
                REIT...................    17,429,544
    512,800   Simon Property Group,
                Inc. REIT..............    39,295,864
                                         ------------
                                           56,725,408
                                         ------------
Shopping Center (7.0%):
    376,400   Federal Realty Investment
                Trust REIT.............    22,828,660
    301,300   Regency Centers Corp.
                REIT...................    17,761,635
                                         ------------
                                           40,590,295
                                         ------------
Storage (6.5%):
    335,200   Public Storage, Inc.
                REIT...................    22,699,744
    264,100   Shurgard Storage Centers,
                Inc. REIT..............    14,977,111
                                         ------------
                                           37,676,855
                                         ------------
  Total Common Stocks
  (Cost $403,349,196)..................   569,268,559
                                         ------------
SHORT-TERM INVESTMENT (2.9%):
Investment Company (2.9%):
 16,767,570   JPMorgan Prime Money
                Market Fund (b) (Cost
                $16,767,570)...........    16,767,570
                                         ------------
TOTAL INVESTMENTS (100.9%):
  (Cost $420,116,766)                     586,036,129
LIABILITIES IN EXCESS OF OTHER ASSETS
  (0.9%):                                  (4,982,109)
                                         ------------
NET ASSETS (100.0%):                     $581,054,020
                                         ============

------------

Percentages indicated are based on net assets.

Abbreviations:

(a) Non-income producing security.

(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

REIT  Real Estate Investment Trust

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2005


ASSETS:
Investments in non-affiliates, at value.....................    $569,268,559
Investments in affiliates, at value.........................      16,767,570
                                                                ------------
Total investment securities, at value.......................     586,036,129
Receivables:
  Fund shares sold..........................................       1,459,904
  Interest and dividends....................................       3,554,384
                                                                ------------
Total assets................................................     591,050,417
                                                                ------------
LIABILITIES:
Payables:
  Dividends.................................................       2,275,737
  Investment securities purchased...........................       5,534,999
  Fund shares redeemed......................................       1,616,773
Accrued liabilities:
  Investment advisory fees..................................         299,781
  Administration fees.......................................          50,500
  Shareholder servicing fees................................          89,587
  Distribution fees.........................................          67,353
  Custodian and accounting fees.............................           9,697
  Trustees' fees............................................           5,332
Other.......................................................          46,638
                                                                ------------
Total liabilities...........................................       9,996,397
                                                                ------------
NET ASSETS..................................................    $581,054,020
                                                                ============
NET ASSETS:
Paid in capital.............................................    $414,367,190
Accumulated undistributed (distributions in excess of) net
  investment income.........................................          92,505
Accumulated net realized gains (losses) from investments....         674,962
Net unrealized appreciation (depreciation) from
  investments...............................................     165,919,363
                                                                ------------
Net Assets..................................................    $581,054,020
                                                                ============
NET ASSETS:
  Class A...................................................    $310,459,859
  Class C...................................................       1,063,188
  Select Class..............................................     269,530,973
                                                                ------------
Total.......................................................    $581,054,020
                                                                ============
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES) ($0.0001
  PAR VALUE; UNLIMITED NUMBER OF SHARES AUTHORIZED):
  Class A...................................................      16,175,377
  Class C...................................................          55,563
  Select Class..............................................      14,035,910
Class A -- Redemption price per share.......................    $      19.19
Class C -- Offering price per share (a).....................    $      19.13
Select Class -- Offering and redemption price per share.....    $      19.20
Class A maximum sales charge................................           5.25%
Class A maximum public offering price per share (net asset
  value per share/100% -- maximum sales charge).............    $      20.25
                                                                ------------
Cost of investments.........................................    $420,116,766
                                                                ============

------------

(a) Redemption price for Class C Shares varies based upon length of time the shares are held.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 8

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                U.S. REAL ESTATE
                                                                    FUND (B)
                                                                ----------------
INVESTMENT INCOME:
Dividends...................................................      $12,124,803
Dividend income from affiliates (a).........................          378,507
Foreign taxes withheld......................................           (6,690)
                                                                  -----------
Total investment income.....................................       12,496,620
                                                                  -----------
EXPENSES:
Investment advisory fees....................................        2,993,713
Administrative fees.........................................          530,731
Distribution fees:
  Class A...................................................          774,548
  Class C...................................................            2,487
Shareholder servicing fees:
  Class A...................................................          657,817
  Class C...................................................              828
  Select Class..............................................          481,143
Custodian and accounting fees...............................           45,281
Interest expense............................................              323
Professional fees...........................................           68,736
Trustees' fees..............................................           12,794
Printing and mailing costs..................................           56,803
Registration and filing fees................................           93,233
Transfer agent fees.........................................          181,504
Other.......................................................           45,668
                                                                  -----------
Total expenses..............................................        5,945,609
                                                                  -----------
Less amounts waived.........................................         (467,196)
Less earnings credits.......................................           (2,709)
                                                                  -----------
Net expenses................................................        5,475,704
                                                                  -----------
Net investment income (loss)................................        7,020,916
                                                                  -----------
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain on transactions from investments
Investments.................................................       29,679,233
Change in net unrealized appreciation (depreciation) of:
Investments.................................................       50,624,428
                                                                  -----------
Net realized/unrealized gains (losses)......................       80,303,661
                                                                  -----------
Change in net assets resulting from operations..............      $87,324,577
                                                                  ===========
(a) Includes reimbursements of investment advisory and
  administration fees.......................................      $    24,475
                                                                  -----------

------------

(b) Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. Results of operations for the period prior to February 19, 2005 represent those of the Security Capital U.S. Real Estate Shares.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS INDICATED


                                                                     U.S. REAL ESTATE FUND
                                                              ------------------------------------
                                                               YEAR ENDED
                                                              DECEMBER 31,      YEAR ENDED
                                                                2005 (a)     DECEMBER 31, 2004 (a)
                                                              ------------   ---------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income (loss)..............................  $  7,020,916       $  5,232,807
  Net realized gain (loss) on investments...................    29,679,233         27,214,723
  Change in net unrealized appreciation (depreciation) of
    investments.............................................    50,624,428         63,844,290
                                                              ------------       ------------
    Change in net assets resulting from operations..........    87,324,577         96,291,820
                                                              ------------       ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income................................    (3,584,692)        (5,232,807)
  From net realized gains...................................   (18,844,941)       (29,961,397)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS: (b)
  From net investment income................................        (6,241)                --
  From net realized gains...................................       (41,142)                --
DISTRIBUTIONS TO SELECT CLASS SHAREHOLDERS: (c)
  From net investment income................................    (3,299,704)                --
  From net realized gains...................................   (15,402,573)                --
                                                              ------------       ------------
  Total distributions to shareholders.......................   (41,179,293)       (35,194,204)
                                                              ------------       ------------
CHANGE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Increase (decrease).........................................   175,826,439           (373,135)
                                                              ------------       ------------
NET ASSETS:
  Total increase (decrease) in net assets...................   221,971,723         60,724,481
Beginning of period.........................................   359,082,297        298,357,816
                                                              ------------       ------------
End of period...............................................  $581,054,020       $359,082,297
                                                              ============       ============
Accumulated undistributed (distributions in excess of) net
  investment income.........................................  $     92,505       $         --
                                                              ============       ============

------------

(a) Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. The Statement of Changes for periods prior to February 19, 2005 represent those of the Security Capital U.S. Real Estate Shares.

(b) Class C commenced operations on February 19, 2005.

(c) Select Class commenced operations on January 19, 2005.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 10

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED


                                                                  U.S. REAL ESTATE FUND
                                                              ------------------------------
                                                               YEAR ENDED       YEAR ENDED
                                                              DECEMBER 31,     DECEMBER 31,
                                                                2005 (a)         2004 (a)
                                                              -------------    -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
  Proceeds from shares issued...............................  $  73,325,998    $ 126,409,730
  Dividends reinvested......................................     18,585,588       29,480,720
  Cost of shares redeemed...................................   (160,342,748)    (156,263,585)
                                                              -------------    -------------
Change in net assets from Class A capital transactions......  $ (68,431,162)   $    (373,135)
                                                              =============    =============
CLASS C SHARES: (b)
  Proceeds from shares issued...............................  $   1,128,109    $          --
  Dividends reinvested......................................         44,269               --
  Cost of shares redeemed...................................       (119,617)              --
                                                              -------------    -------------
Change in net assets from Class C capital transactions......  $   1,052,761    $          --
                                                              =============    =============
SELECT SHARES: (c)
  Proceeds from shares issued...............................  $ 275,519,943    $          --
  Dividends reinvested......................................      3,436,902               --
  Cost of shares redeemed...................................    (35,752,005)              --
                                                              -------------    -------------
Change in net assets from Select Class capital
  transactions..............................................  $ 243,204,840    $          --
                                                              =============    =============
SHARE TRANSACTIONS:
CLASS A SHARES:
  Issued....................................................      4,060,546        7,907,269
  Reinvested................................................        988,238        1,691,246
  Redeemed..................................................     (9,024,699)     (10,080,351)
                                                              -------------    -------------
Change in Class A Shares....................................     (3,975,915)        (481,836)
                                                              =============    =============
CLASS C SHARES: (b)
  Issued....................................................         59,626               --
  Reinvested................................................          2,313               --
  Redeemed..................................................         (6,376)              --
                                                              -------------    -------------
Change in Class C Shares....................................         55,563               --
                                                              =============    =============
SELECT SHARES: (c)
  Issued....................................................     15,696,509               --
  Reinvested................................................        179,087               --
  Redeemed..................................................     (1,839,686)              --
                                                              -------------    -------------
Change in Select Class Shares...............................     14,035,910               --
                                                              =============    =============

------------

(a) Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. Changes in net assets for the periods prior to February 19, 2005, represent those of the Security Capital U.S. Real Estate Shares.

(b) Class C commenced operations on February 19, 2005.

(c)  Class C commenced operations on January 19, 2005.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

                      (This page intentionally left blank)

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 12

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------------------------
                                                           INVESTMENT OPERATIONS
                                          -------------------------------------------------------
                                          NET ASSET      NET         NET REALIZED
                                          VALUE,       INVESTMENT    AND UNREALIZED    TOTAL FROM
                                          BEGINNING     INCOME       GAINS (LOSSES)    INVESTMENT
                                          OF PERIOD     (LOSS)       ON INVESTMENTS    OPERATIONS
                                          ---------    ----------    --------------    ----------
U.S. REAL ESTATE FUND (CLASS A) (a)
 Year Ended December 31, 2005...........   $17.82        $ 0.21(g)       $ 2.56          $ 2.77
 Year Ended December 31, 2004...........    14.46          0.28            4.96            5.24
 Year Ended December 31, 2003...........    11.27          0.33            3.53            3.86
 Year Ended December 31, 2002...........    12.16          0.40           (0.43)          (0.03)
 Year Ended December 31, 2001...........    12.14          0.57            0.26            0.83

U.S. REAL ESTATE FUND (CLASS C)
 February 19, 2005 (b) through December
 31, 2005...............................    17.08          0.24(g)         3.18            3.42

U.S. REAL ESTATE FUND (SELECT CLASS) (a)
 January 19, 2005 (b) through December
 31, 2005...............................    17.04          0.31(g)         3.29            3.60


                                                   PER SHARE OPERATING PERFORMANCE
                                          -------------------------------------------------
                                                            DISTRIBUTIONS
                                          -------------------------------------------------
                                            NET           NET       RETURN
                                          INVESTMENT    REALIZED      OF        TOTAL
                                           INCOME        GAINS      CAPITAL   DISTRIBUTIONS
                                          ----------    --------    ------    -------------
U.S. REAL ESTATE FUND (CLASS A) (a)
 Year Ended December 31, 2005...........    $(0.22)      $(1.18)    $  --        $(1.40)
 Year Ended December 31, 2004...........     (0.28)       (1.60)       --         (1.88)
 Year Ended December 31, 2003...........     (0.33)       (0.34)       --         (0.67)
 Year Ended December 31, 2002...........     (0.40)       (0.37)    (0.09)        (0.86)
 Year Ended December 31, 2001...........     (0.57)       (0.24)       --         (0.81)
U.S. REAL ESTATE FUND (CLASS C)
 February 19, 2005 (b) through December
 31, 2005...............................     (0.19)       (1.18)       --         (1.37)
U.S. REAL ESTATE FUND (SELECT CLASS) (a)
 January 19, 2005 (b) through December
 31, 2005...............................     (0.26)       (1.18)       --         (1.44)

------------

(a) Upon reorganizing as a Fund of JPMorgan Funds, the Security Capital U.S. Real Estate Shares became the JPMorgan U.S. Real Estate Fund. The financial highlights for periods prior to February 19, 2005, represent the Security Capital U.S. Real Estate Shares.

(b)  Commencement of operations.

(c)  Annualized for periods less than one year.

(d)  Not annualized for periods less than one year.

(e) Effective February 19, 2005, contractual expense limitation is 1.18% and 0.93% for Class A and Select Class, respectively.

(f) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(g) Calculated based upon average shares outstanding.

See notes to financial statements.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

--------------------------------------------------------------------------------

                                                                             RATIOS/SUPPLEMENTAL
                                         ---------------------------------   DATA:
                                                         TOTAL RETURN        -------------
                                         NET ASSET        (EXCLUDES          NET ASSETS
                                          VALUE,         SALES CHARGE)       END OF PERIOD
                                         END OF PERIOD     (d)(f)             (000'S)
                                         -------------   -----------------   -------------
U.S. REAL ESTATE FUND (CLASS A) (a)
Six Months Ended December 31,
2005 (Unaudited)........................    $19.19             15.77%          $310,460
 Year Ended December 31, 2004...........     17.82             36.83            359,082
 Year Ended December 31, 2003...........     14.46             35.01            298,358
 Year Ended December 31, 2002...........     11.27             (0.43)           205,210
 Year Ended December 31, 2001...........     12.16              7.04            160,635

U.S. REAL ESTATE FUND (CLASS C)
February 19, 2005 (c) through December
 31, 2005...............................     19.13             20.27              1,063

U.S. REAL ESTATE FUND (SELECT CLASS) (a)
January 19, 2005 (c) through December
 31, 2005...............................     19.20             21.40            269,531


                                                               RATIOS/SUPPLEMENTAL DATA:
                                          -------------------------------------------------------------------
                                                 RATIOS TO AVERAGE NET ASSETS: (c)
                                          -----------------------------------------------
                                                                       EXPENSES
                                                       NET           WITHOUT WAIVERS
                                            NET      INVESTMENT      REIMBURSEMENTS          PORTFOLIO
                                          EXPENSES   INCOME (LOSS)   AND EARNINGS CREDITS   TURNOVER RATE (d)
                                          --------   -------------   --------------------   -----------------
U.S. REAL ESTATE FUND (CLASS A) (a)
Six Months Ended December 31,
2005 (Unaudited)........................    1.21%(e)     1.20%               1.30%                   27%
 Year Ended December 31, 2004...........    1.31         1.74                1.31                    49
 Year Ended December 31, 2003...........    1.18         2.59                1.18                    67
 Year Ended December 31, 2002...........    1.21         3.41                1.21                    75
 Year Ended December 31, 2001...........    1.24         4.96                1.24                    91
U.S. REAL ESTATE FUND (CLASS C)
February 19, 2005 (c) through December
 31, 2005...............................    1.68         1.47                1.79                    27
U.S. REAL ESTATE FUND (SELECT CLASS) (a)
January 19, 2005 (c) through December
 31, 2005...............................    0.93(e)      1.78                1.04                    27

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 14

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   JPMorgan Trust II ("JPM II") (the "Trust") was formed on November 12, 2004 as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   The following is a separate fund of the Trust covered by this report:

                                                         CLASSES OFFERED
                                                         ---------------
    U.S. Real Estate Fund............................... Class A, Class C and Select Class

   Prior to February 19, 2005, JPMorgan U.S. Real Estate Fund (the "Fund") was a non-diversified investment portfolio of Security Capital Real Estate Mutual Funds Inc., an open-end investment company established as a Maryland corporation and offered Class I and Class S. Class S was renamed Class A, Class I was launched on January 19, 2005 and later renamed Select Class on February 19, 2005, and Class C was launched on February 19, 2005.

   Class A shares generally provide for a front-end sales charge while Class C shares provide for a contingent deferred sales charge. No sales charges are assessed with respect to the Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS

     Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities with a maturity of 61 days or more held by the Fund will be valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company's current day closing net asset value per share.

     Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund's advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset value.

     B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld is recorded on the ex-dividend date or when the Fund first learns of the dividend.

     The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

     C. ALLOCATION OF INCOME AND EXPENSES

     In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

     D. FEDERAL INCOME TAXES

     The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

     E. FOREIGN TAXES

     The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     F. DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e. that they result from other than timing of recognition -- "temporary differences"), such amounts

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

 16

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     are reclassified within the capital accounts based on their Federal tax-basis treatment. The following amounts were reclassified within the capital accounts.

                    ACCUMULATED      ACCUMULATED
                  UNDISTRIBUTED/     NET REALIZED
                 (OVERDISTRIBUTED)   GAIN (LOSS)
                  NET INVESTMENT          ON
PAID-IN-CAPITAL       INCOME         INVESTMENTS
---------------  -----------------   ------------
      $1             $(37,774)         $37,773

     The reclassification for the Fund primarily relates to the character for tax purposes of distributions from investments in real estate investment trusts.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     A. INVESTMENT ADVISORY FEE

     Pursuant to the Investment Advisory Agreement, Security Capital Research & Management Incorporated (the "Advisor") acts as the investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of JPMorgan Investment Advisors Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund's average daily net assets at an annual fee rate of 0.60%.

     B. ADMINISTRATION FEE

     Effective February 19, 2005, pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the "Administrator"), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the JPMorgan Funds Complex (excluding the money market funds; Investor Balanced Fund, Investor Conservative Growth Fund, Investor Growth Fund and Investor Growth & Income Fund) and 0.075% of the average daily net assets in excess of $25 billion of all such funds.

     From January 24, 2005 through February 18, 2005, the Administrator provided services for a fee that was computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

     Prior to January 24, 2005, the Advisor also served as the Fund's Administrator. The fee was calculated daily and paid monthly at an annual rate of 0.02% of the Fund's average daily net assets.

     The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.F.

     Effective July 1, 2005, J.P. Morgan Investor Services Co. ("JPMIS"), a wholly-owned subsidiary of JPMorgan, began serving as the Fund's Sub-administrator. For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator. Prior to July 1, 2005, BISYS Fund Services, L.P. ("BISYS") served as the Fund's Sub-administrator. For its services as Sub-administrator, BISYS received a portion of the fees paid to the Administrator.

     C. DISTRIBUTION FEES

     Effective September 1, 2004, pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the "Distributor"), a wholly-owned subsidiary of JPMorgan, serves as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. The Distributor receives no compensation for these services.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Prior to September 1, 2004, SC-R&M Capital Markets Incorporated served as the Fund's distributor.

     The Trustees have adopted a Distribution Plan (the "Distribution Plan") for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

                                                                       DISTRIBUTION FEE
                                                                             RATE
                                                                       ----------------
       Class A.....................................................          0.25%
       Class C.....................................................          0.75

     In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charges ("CDSC") from the redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended December 31, 2005, the Distributor received the following amounts:

                             FRONT END
                            SALES CHARGE       CDSC
                            ------------       ----
                              $123,020         $  --

     D. SHAREHOLDER SERVICING FEES

     Effective February 19, 2005, the Trust, on behalf of the Fund, entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee for Class A, Class C and Select Class Shares that is computed daily and paid monthly equal to 0.25% of the Fund's average daily net assets.

     The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and administrative services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such financial intermediaries for performing such services.

     The Distributor waived Shareholder Servicing Fees as outlined in Note 3.F.

     E. CUSTODIAN AND ACCOUNTING FEES

     Effective January 24, 2005, JPMCB began providing portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

     For the year ended December 31, 2005, JPMCB received $26,267, which is included in custodian and accounting fees on the Statement of Operations.

     Interest expense paid to the custodian related to cash overdrafts is presented as interest expense in the Statement of Operations.

     F. WAIVERS AND REIMBURSEMENTS

     Effective February 19, 2005, the Administrator and Distributor contractually agreed to waive fees or reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed the percentages of the Fund's average daily net assets as shown in the table below (%):

                                                                     CLASS A     CLASS C     SELECT CLASS
                                                                     -------     -------     ------------
       U.S. Real Estate Fund.......................................   1.18%       1.68%         0.93%

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

 18

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The contractual expense limitation agreements were in effect from February 19, 2005 through the year ended December 31, 2005. The expense limitation percentages in the table above are due to expire October 31, 2006.

     For the year ended December 31, 2005, the Fund's service providers waived fees and contractually reimbursed expenses for the Fund as follows. None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

          CONTRACTUAL WAIVERS
---------------------------------------
                 SHAREHOLDER
ADMINISTRATION    SERVICING     TOTAL
--------------   -----------    -----
   $64,819        $402,377     $467,196

     G. OTHER

     Certain officers of the Trust are affiliated with the Advisor, the Administrator, the Sub-administrator and the Distributor. Such officers receive no compensation from the Fund for serving in their respective roles.

     During the period, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

     The Fund may use related party brokers/dealers. For the year ended December 31, 2005, the Fund did not have any transactions with brokers/dealers affiliated with the Advisor.

     The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS

   During the year ended December 31, 2005, purchases and sales of investments were as follows:

 PURCHASES        SALES
------------   ------------
$281,790,888   $133,836,012

5. FEDERAL INCOME TAX MATTERS

   For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2005, were as follows:

                  GROSS          GROSS       NET UNREALIZED
 AGGREGATE      UNREALIZED     UNREALIZED     APPRECIATION
    COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
 ---------     ------------   ------------   --------------
$420,756,805   $165,348,583     $(69,259)     $165,279,324

   For the Fund, the difference between book and tax basis appreciation/(depreciation) on investments is primarily attributed to wash sale loss deferrals and return of capital from investments in real estate investment trusts.

   The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

    DISTRIBUTIONS PAID FROM:
  ----------------------------
                      NET            TOTAL
   ORDINARY        LONG-TERM     DISTRIBUTIONS
    INCOME       CAPITAL GAINS       PAID
   --------      -------------   -------------
  $17,156,388     $24,022,905     $41,179,293

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

   The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

    DISTRIBUTIONS PAID FROM:
  ----------------------------
                      NET            TOTAL
   ORDINARY        LONG-TERM     DISTRIBUTIONS
    INCOME       CAPITAL GAINS       PAID
   --------      -------------   -------------
  $13,170,201     $22,024,003     $35,194,204

   As of December 31, 2005, the components of net assets (excluding paid in capital) on a tax basis were as follows:

                       CURRENT
                    DISTRIBUTABLE
                      LONG-TERM
     CURRENT       CAPITAL GAIN OR
  DISTRIBUTABLE       TAX BASIS         UNREALIZED
    ORDINARY        CAPITAL LOSS       APPRECIATION
     INCOME           CARRYOVER       (DEPRECIATION)
  -------------    ---------------    --------------
      $  --          $1,408,348        $165,279,324

   For U.S. Real Estate Fund, the cumulative timing differences primarily consist of wash sale loss deferrals, deferred compensation and return of capital from investments in real estate investment trusts.

6. BORROWINGS

   Effective February 19, 2005, the Funds began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

   In addition, effective February 18, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 21, 2006.

   The Funds had no outstanding borrowings at December 31, 2005, or at any time during the year ended.

7. CONCENTRATIONS AND INDEMNIFICATIONS

   In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

   From time to time, the Fund's investment adviser or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Fund's outstanding shares. Investment activities on behalf of these shareholders could impact the Fund.

   Because the Fund may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

 20

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. BUSINESS COMBINATIONS

   On September 8, 2004, the Board of Directors approved the Agreement and Plan of Reorganization (the "Reorganization") of the Security Capital U.S. Real Estate Shares with and into the One Group Real Estate Fund, a registered fund that had not commenced operations. Shareholders of the Security Capital U.S. Real Estate Shares as of the record date, October 27, 2004, approved the Reorganization at a special meeting of shareholders held on January 20, 2005, and adjourned and reconvened on February 3, 2005. The merger was effective after the close of business on February 18, 2005. The One Group Real Estate Fund (the "Acquiring Fund" which was renamed JPMorgan U.S. Real Estate Fund as of February 19, 2005) acquired all of the assets and liabilities of the Security Capital U.S. Real Estate Shares. The merger transaction was structured to qualify as a tax-free reorganization under the Code. Pursuant to the Reorganization, shareholders of the Security Capital U.S. Real Estate Shares received a number of shares of the corresponding class in the Acquiring Fund with a value equal to their holdings in the Security Capital U.S. Real Estate Shares as of the close of business on the date of the Reorganization.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and
Shareholders of JPMorgan Trust II:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan U.S. Real Estate Fund (a portfolio of JPMorgan Trust II, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund for each of the three years in the period ended December 31, 2003 were audited by other independent auditors whose report dated February 13, 2004 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
New York, New York
February 21, 2006

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 22

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

TRUSTEES (UNAUDITED)

                                                                 NUMBER OF FUNDS IN
                                                                    FUND COMPLEX
NAME (YEAR OF BIRTH);             PRINCIPAL OCCUPATIONS               OVERSEEN             OTHER DIRECTORSHIPS HELD
POSITIONS WITH THE FUND            DURING PAST 5 YEARS             BY TRUSTEE(1)             OUTSIDE FUND COMPLEX
--------------------------    ------------------------------    --------------------    ------------------------------
INDEPENDENT TRUSTEES

William J. Armstrong          Retired; Vice President &                 118             None.
(1941); Trustee of Trust      Treasurer of Ingersoll-Rand
since 2005; Trustee of        Company (manufacturer of
heritage JPMorgan Funds       industrial equipment)
since 1987.                   (1972-2000).


Roland R. Eppley, Jr.         Retired; President & Chief                118             None.
(1932); Trustee of Trust      Executive Officer, Eastern
since 2005; Trustee of        States Bankcard (1971-1988).
heritage JPMorgan Funds
since 1989.


John F. Finn                  President and Chief Executive             117*            Director, Cardinal Health, Inc
(1947); Trustee of Trust      Officer of Gardner, Inc.                                  (CAH) (1994-present);
since 2005; Trustee of        (wholesale distributor to                                 Director, The Crane Group
heritage One Group Mutual     outdoor power equipment                                   (2003-present); Chairman, The
Funds since 1998.             industry) (1979- present).                                Columbus Association for the
                                                                                        Performing Arts (CAPA)
                                                                                        (2003-present).


Dr. Matthew Goldstein         Chancellor of the City                    118             Director, Albert Einstein
(1941); Trustee of Trust      University                                                School of Medicine
since 2005; Trustee of        of New York (1999-present);                               (1998-present); Director of
heritage JPMorgan Funds       President, Adelphi University                             New Plan Excel Realty Trust,
since 2003.                   (New York) (1998-1999).                                   Inc. (real estate investment
                                                                                        trust) (2000-present);
                                                                                        Director of Lincoln Center
                                                                                        Institute for the Arts in
                                                                                        Education (1999-present).


Robert J. Higgins (1945);     Retired; Director of                      118             None.
Trustee of Trust since        Administration of the State of
2005; Trustee of heritage     Rhode Island (2003-2004);
JPMorgan Funds since 2002.    President-Consumer Banking and
                              Investment Services, Fleet
                              Boston Financial (1971-2001).


Peter C. Marshall             Self-employed business                    117*            None.
(1942); Trustee of Trust      consultant (2002-present);
since 2005; Trustee of        Senior Vice President, W.D.
heritage One Group Mutual     Hoard, Inc. (corporate parent
Funds since 1994.             of DCI Marketing, Inc.)
                              (2000-2002); President, DCI
                              Marketing, Inc. (1992-2000).


Marilyn McCoy                 Vice President of                         117*            Trustee, Mather LifeWays
(1948); Trustee of Trust      Administration and Planning,                              (1994- present); Trustee,
since 2005; Trustee of        Northwestern University                                   Carleton College
heritage One Group Mutual     (1985-present).                                           (2003-present).
Funds since 1999.


William G. Morton, Jr.        Retired; Chairman Emeritus                118             Director of Radio Shack
(1937); Trustee of Trust      (2001- 2002), and Chairman and                            Corporation (electronics)
since 2005; Trustee of        Chief Executive Officer,                                  (1987- present); Director of
heritage JPMorgan Funds       Boston Stock Exchange                                     The National Football
since 2003.                   (1985-2001).                                              Foundation and College Hall of
                                                                                        Fame (1994-present); Trustee
                                                                                        of the Stratton Mountain
                                                                                        School (2001-present).


JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

TRUSTEES (UNAUDITED), CONTINUED

                                                                 NUMBER OF FUNDS IN
                                                                    FUND COMPLEX
NAME (YEAR OF BIRTH);             PRINCIPAL OCCUPATIONS               OVERSEEN             OTHER DIRECTORSHIPS HELD
POSITIONS WITH THE FUND            DURING PAST 5 YEARS             BY TRUSTEE(1)             OUTSIDE FUND COMPLEX
--------------------------    ------------------------------    --------------------    ------------------------------
Robert A. Oden, Jr.           President, Carleton College               117*            Director, American University
(1946); Trustee of Trust      (2002-present); President,                                in Cairo.
since 2005; Trustee of        Kenyon College (1995-2002).
heritage One Group Mutual
Funds since 1997.


Fergus Reid, III (1932);      Chairman of Lumelite                      118             Trustee of Morgan Stanley
Trustee of Trust              Corporation (plastics                                     Funds (198 portfolios)
(Chairman) since 2005;        manufacturing) (2003-                                     (1995-present).
Trustee (Chairman) of         present); Chairman and Chief
heritage JPMorgan Funds       Executive Officer of Lumelite
since 1987.                   Corporation (1985-2002).


Frederick W. Ruebeck          Advisor, Jerome P. Green &                117*            Director, AMS Group (2001-
(1939); Trustee of Trust      Associates, LLC                                           present); Trustee, Wabash
since 2005; Trustee of        (broker-dealer)                                           College (1988-present);
heritage One Group Mutual     (2002-present); Chief                                     Chairman, Indianapolis
Funds since 1994.             Investment Officer, Wabash                                Symphony Orchestra Foundation
                              College (2004- present);                                  (1994-present).
                              self-employed consultant
                              (2000-present); Director of
                              Investments, Eli Lilly and
                              Company (1988-1999).


James J. Schonbachler         Retired; Managing Director of             118             None.
(1943); Trustee of Trust      Bankers Trust Company
since 2005; Trustee of        (financial services)
heritage JPMorgan Funds       (1968-1998).
since 2001.

INTERESTED TRUSTEE


Leonard M. Spalding, Jr.**    Retired; Chief Executive                  118             Director, Glenview Trust
(1935); Trustee of Trust      Officer of Chase Mutual Funds                             Company, LLC (2001-present);
since 2005; Trustee of        (investment company)                                      Trustee, St. Catherine College
heritage JPMorgan Funds       (1989-1998); President & Chief                            (1998-present); Trustee,
since 1998.                   Executive Officer of Vista                                Bellarmine University
                              Capital Management (investment                            (2000-present); Director,
                              management) (1990-1998); Chief                            Springfield-Washington County
                              Investment Executive of Chase                             Economic Development Authority
                              Manhattan Private Bank                                    (1997-present); Trustee,
                              (investment management) (1990-                            Marion and Washington County,
                              1998).                                                    Kentucky Airport Board
                                                                                        (1998-present); Trustee,
                                                                                        Catholic Education Foundation
                                                                                        (2005-present).

------------
 (1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees oversees currently includes nine registered investment companies (118 funds).

 * This Trustee does not oversee the UM Investment Trust II which is the registered investment company for the Undiscovered Managers Spinnaker Fund, and therefore oversees eight registered investment companies (117 funds).

** Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

 24

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

OFFICERS (UNAUDITED)

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE FUND (SINCE)                                   DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
George C.W. Gatch (1962),      Managing Director of JPMorgan Investment Management Inc.;
President (2005)               Director and President, JPMorgan Distribution Services, Inc.
                               and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is
                               CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo
                               Bank, as well as positions in business management, marketing and sales.


Robert L. Young (1963),        Director and Vice President of JPMorgan Distribution
Senior Vice President          Services, Inc. and JPMorgan Funds Management, Inc.; Chief
(2005)*                        Operating Officer, JPMorgan Funds since 2005, and One Group
                               Mutual Funds from 2001 until 2005. Mr. Young was Vice
                               President and Treasurer, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services) and Vice
                               President and Treasurer, JPMorgan Distribution Services,
                               Inc. (formerly One Group Dealer Services, Inc.) from 1999 to
                               2005.


Patricia A. Maleski (1960),    Vice President, JPMorgan Funds Management, Inc.; previously,
Vice President and Chief       Treasurer, JPMorgan Funds and Head of Funds Administration
Administrative Officer         and Board Liaison. Ms. Maleski was Vice President of Finance
(2005)                         for the Pierpont Group, Inc., an independent company owned by the Board of Directors/Trustees of the JPMorgan Funds,
                               prior to joining J.P. Morgan Chase & Co. in 2001.


Stephanie J. Dorsey (1969),    Vice President, JPMorgan Funds Management, Inc.; Director of
Treasurer (2005)*              Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services), from 2004 to
                               2005; Ms. Dorsey worked for JPMorgan Chase & Co., (formerly
                               Bank One Corporation) from 2003 to 2004; prior to joining
                               Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.


Stephen M. Ungerman (1953),    Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman
Senior Vice President and      was head of Fund Administration - Pooled Vehicles from 2000
Chief Compliance Officer       to 2004. Mr. Ungerman held a number of positions in
(2005)                         Prudential Financial's asset management business prior to
                               2000.

Paul L. Gulinello (1950),      Vice President and Anti Money Laundering Compliance Officer
AML Compliance Officer         for JPMorgan Asset Management Americas, additionally
(2005)                         responsible for personal trading and compliance testing
                               since 2004; Treasury Services Operating Risk Management and
                               Compliance Executive supporting all JPMorgan Treasury
                               Services business units from July 2000 to 2004.


Stephen M. Benham (1959),      Vice President and Assistant General Counsel, JPMorgan Chase
Secretary (2005)               & Co. since 2004; Vice President (Legal Advisory) of Merrill
                               Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to
                               2000.


Elizabeth A. Davin (1964),     Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Senior Counsel, JPMorgan Chase & Co.
                               (formerly Bank One Corporation) from 2004-2005; Assistant
                               General Counsel and Associate General Counsel and Vice
                               President, Gartmore Global Investments, Inc. from 1999 to
                               2004.


Jessica K. Ditullio (1962),    Vice President and Assistant General Counsel, JPMorgan Chase
Assistant Secretary (2005)*    & Co. since 2005; Ms. Ditullio has served as an attorney
                               with various titles for JPMorgan Chase & Co. (formerly Bank
                               One Corporation) since 1990.


Nancy E. Fields (1949),        Vice President, JPMorgan Funds Management, Inc. and JPMorgan
Assistant Secretary (2005)*    Distribution Services, Inc.; From 1999 to 2005, Director,
                               Mutual Fund Administration, JPMorgan Funds Management, Inc.
                               (formerly One Group Administrative Services, Inc.) and
                               Senior Project Manager, Mutual Funds, JPMorgan Distribution
                               Services, Inc. (formerly One Group Dealer Services, Inc).


Ellen W. O'Brien (1957),       Assistant Vice President, JPMorgan Investor Services, Co.,
Assistant Secretary (2005)**   responsible for Blue Sky registration. Ms. O'Brien has
                               served in this capacity since joining the firm in 1991.


JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

OFFICERS (UNAUDITED), CONTINUED

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                               PRINCIPAL OCCUPATIONS
THE FUND (SINCE)                                   DURING PAST 5 YEARS
----------------------------   ------------------------------------------------------------
Suzanne E. Cioffi (1967),      Vice President, JPMorgan Funds Management, Inc., responsible
Assistant Treasurer (2005)     for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration
                               conversion projects during the past five years.

Christopher D. Walsh (1965),   Vice President, JPMorgan Funds Management, Inc. Mr. Walsh
Assistant Treasurer (2005)     has managed all aspects of institutional and retail mutual fund administration and vendor relationships within the
                               mutual funds, commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Mr. Walsh was a director of Mutual
                               Fund Administration at Prudential Investments from 1996 to
                               2000.


Arthur A. Jensen (1966),       Vice President, JPMorgan Funds Management, Inc. since April
Assistant Treasurer (2005)*    2005; formerly, Vice President of Financial Services of
                               BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting
                               Supervisor at Allstate Insurance Company prior to 2001.


------------

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

 * The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

** The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA
   02108.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005
Continued

 26

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

SCHEDULE OF SHAREHOLDER EXPENSES (UNAUDITED)
HYPOTHETICAL $1,000 INVESTMENT AT BEGINNING OF PERIOD
AS OF DECEMBER 31, 2005

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2005, and continued to hold your shares at the end of the reporting period, December 31, 2005.

ACTUAL EXPENSES

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                BEGINNING                            EXPENSES PAID
                                                 ACCOUNT            ENDING           DURING PERIOD
                                                 VALUE,         ACCOUNT VALUE,        JULY 1, TO        ANNUALIZED
                                              JULY 1, 2005    DECEMBER 31, 2005    DECEMBER 31, 2005   EXPENSE RATIO
                                              -------------   ------------------   -----------------   -------------
U.S. REAL ESTATE FUND
Class A
            Actual.........................     $1,000.00         $1,091.50              $6.22             1.18%
            Hypothetical...................     $1,000.00         $1,019.26              $6.01             1.18%
Class C
            Actual.........................     $1,000.00         $1,088.70              $8.84             1.68%
            Hypothetical...................     $1,000.00         $1,016.74              $8.54             1.68%
Select Class
            Actual.........................     $1,000.00         $1,093.50              $4.91             0.93%
            Hypothetical...................     $1,000.00         $1,020.52              $4.74             0.93%

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Board of Trustees meetings held in person in July and August 2005, considered the continuation of the investment advisory agreement for the Fund whose annual report is contained herein ("Advisory Agreement"). At the July meeting, the Board's investment sub-committees (money market, equity and fixed income) met to review and consider performance and expense information for the JPMorgan Funds. Each investment sub-committee reported to the full Board, which then considered the investment sub-committee's preliminary findings. At and following the July meeting, the Trustees requested additional information from the Fund's management. At the August meeting, the Trustees continued their review and consideration, including the review of management's response to the Trustees' July request. The Trustees, including a majority of the Trustees, who are not "interested persons" (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the Advisory Agreement on August 10, 2005.

The Trustees, as part of their review of the investment advisory arrangements for the Fund, receive from the Advisor and review on a regular basis over the course of the year, information regarding the performance of the Fund. This information includes the Fund's performance against the Fund's peers and benchmarks and analyses by the Advisor of the Fund's performance. In addition, with respect to all funds, except the money market funds, the Trustees have engaged an independent consultant to similarly review the performance of each of the funds, at each of the Trustees' regular meetings. The Advisor also periodically provides comparative information regarding the Funds' expense ratios and those of the peer groups. In addition, in preparation for the July and August meetings, the Trustees requested and evaluated extensive materials from the Advisor, including performance and expense information compiled by Lipper Inc. ("Lipper"), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreement with representatives of the Advisor and with counsels to the Trust and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approval in private sessions with independent counsel at which no representatives of the Advisor were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining to approve the Advisory Agreement.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Fund and the Advisor, as provided in the Advisory Agreement was fair and reasonable and that the continuance of the investment advisory contract was in the best interests of the Fund and its shareholders.

The matters discussed below were considered and discussed by the Trustees in reaching their conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISOR

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee Meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisor's senior management and expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisor. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The quality of the administrative services provided by JPMorgan Funds Management, Inc. ("JPMF") an affiliate of the Advisor was also considered. The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisor to the Funds gained from their experience as Trustees of the Funds. In addition, they considered the overall reputation and capabilities of the Advisor and its affiliates, the commitment of the Advisor to provide high quality service to the Funds, the benefits to the Fund of the integration of the infrastructure supporting the heritage One Group and JPMorgan Funds, their overall confidence in the Advisor's integrity and the Advisor's responsiveness to concerns raised by them, including the Advisor's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR

At the request of the Trustees, the Advisor provided information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor's determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 28

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED),
CONTINUED

information is not generally publicly available and is affected by numerous factors, including the structure of the particular Advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers' operating profits and net income are net of distribution and marketing expenses. Based on their review, the Trustees concluded that the profitability to the Advisor of the Investment Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

FALL-OUT BENEFITS

The Trustees reviewed information regarding potential "fall-out" or ancillary benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. The Board considered that the Advisor discontinued third-party soft dollar arrangements with respect to securities transactions it executes for the Funds.

The Trustees also considered that JPMF and JPMorgan Distribution Services, Inc. ("JPMDS") affiliates of the Advisor are expected to earn fees from the Fund for providing administrative and shareholder services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the payments of Rule 12b-1 fees to JPMDS, which also acts as the Fund's distributor and that these fees are generally paid to financial intermediaries that sell the Fund, including financial intermediaries that are affiliates of the Advisor. The Trustees also considered the fees paid to JPMorgan Chase Bank, NA for custody and fund accounting and other related services.

ECONOMIES OF SCALE

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisor has in place that serve to limit the overall net expense ratio at competitive levels. The Trustees also recognized that the fee schedule for the administrative services provided by JPMF does include a fee breakpoint, which is tied to the overall level of money market assets or non-money market fund assets, as applicable, advised by the Advisor, and that the Fund would benefit from that breakpoint. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from these factors.

INDEPENDENT WRITTEN EVALUATION OF THE FUND'S CHIEF COMPLIANCE OFFICER

The Trustees noted that, upon their direction, the Funds' Chief Compliance Officer had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees of the Fund. The Trustees indicated that the written evaluation had been relied upon in this regard in determining whether to continue the Advisory Agreement.

FEES RELATIVE TO ADVISOR'S OTHER CLIENTS

The Trustees received and considered information about the nature, extent and quality of services and fee rates offered to other clients of the Advisor for comparable services. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor's other clients and the differences in the nature, extent and quality of the services provided to the different clients. The Trustees noted that the fee rates charged to the Fund in comparison to those charged to the Advisor's other clients were reasonable.

INVESTMENT PERFORMANCE

The Trustees received and considered relative performance and expense information for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the Fund's ranking within a performance universe made up of funds with the same Lipper investment classification and objective (the "Universe Group") by total return for one-year, three-year, and five-year periods. The Trustees also considered the Fund's performance in comparison to the performance results of a group (the "Peer Group") of funds. The Trustees reviewed a description of Lipper's methodology for selecting mutual funds in the Fund's Peer Group and Universe Group. As part of this review, the Trustees also reviewed the Fund's performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings. The attention that was given to the Lipper reports and the actions taken as a result of the review of the Fund's investment performance is summarized below:

The Trustees noted that although the three and five year performance of the U.S. Real Estate Fund lagged that of its Universe Group, the Fund's one-year performance demonstrated improvement as the Fund had outperformed the median of its Universe Group. The Trustees found such performance satisfactory in view of the recent improvement.

ADVISORY FEES AND EXPENSE RATIOS

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor by comparing that rate to

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED),
CONTINUED

the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund's management fee rate as the combined contractual advisory fee rate and the administration fee. The Trustees also considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The attention that was given to the Lipper reports and the actions taken as a result of the review of the Fund's advisory fees and expense ratios is summarized below:

The Trustees noted that the U.S. Real Estate Fund's contractual advisory fee was in the first quintile of the Fund's Peer Group and the net advisory fee was in the second quintile of the Fund's Universe Group and concluded that the advisory fee was reasonable.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

 30

JPMORGAN U.S. REAL ESTATE FUND
--------------------------------------------------------------------------------

TAX LETTER (UNAUDITED)

U.S. REAL ESTATE FUND

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2005. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2005. The information necessary to complete your income tax returns for the calendar year ending December 31, 2005 will be received under separate cover.

FUND WITH QUALIFIED SHORT TERM GAIN

The Fund designates $10,265,751 of ordinary distributions paid during the fiscal year ended December 31, 2005 that are from short term capital gain.

FUND WITH LONG TERM CAPITAL GAIN DESIGNATION

The Fund hereby designates $24,022,905 as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended December 31, 2005.

JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

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JPMORGAN FUNDS       U.S. REAL ESTATE FUND ANNUAL REPORT       December 31, 2005

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT WWW.JPMORGANFUNDS.COM. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the JPMorgan Funds' website at www.jpmorganfunds.com.

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the SEC's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.


                                                                JPMORGAN
                                                                ASSET MANAGEMENT

TOG-F-050-AN (2/06)

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THE CODE OF ETHICS IN EFFECT AS OF DECEMBER 31, 2005 IS INCLUDED AS EXHIBIT 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

      (i) Has at least one audit committee financial expert serving on its audit committee; or

      (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE. THE SECURITIES AND EXCHANGE COMMISSION HAS STATED THAT THE DESIGNATION OR IDENTIFICATION OF A PERSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT PURSUANT TO THIS ITEM 3 OF FORM N-CSR DOES NOT IMPOSE ON SUCH PERSON ANY DUTIES, OBLIGATIONS OR LIABILITIES THAT ARE GREATER THAN THE DUTIES, OBLIGATIONS AND LIABILITIES IMPOSED ON SUCH PERSON AS A MEMBER OF THE AUDIT COMMITTEE AND THE BOARD OF TRUSTEES IN THE ABSENCE OF SUCH DESIGNATION OR IDENTIFICATION.

    (2) If the registrant provides the disclosure required by paragraph
    (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

      (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

      (ii) Be an "interested person" of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

    (3) If the registrant provides the disclosure required by paragraph
    (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         AUDIT FEES
         2004 - NOT APPLICABLE *
         2005 - $48,272


(* REGISTRANT COMMENCED OPERATIONS ON FEBRUARY 18, 2005, THEREFORE, THERE WERE NO PRIOR YEAR FEES.)

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         AUDIT-RELATED FEES (ON A CALENDAR YEAR BASIS)
         2004 - N/A
         2005 - $10,110,000

THE AUDIT-RELATED FEES CONSIST OF AGGREGATE FEES BILLED FOR ASSURANCE AND RELATED SERVICES BY THE INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM TO THE REGISTRANT'S INVESTMENT ADVISER (NOT INCLUDING ANY SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUBCONTRACTED WITH OR OVERSEEN BY ANOTHER INVESTMENT ADVISER), AND ANY ENTITY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT ("SERVICE AFFILIATES"), THAT WERE REASONABLY RELATED TO THE PERFORMANCE OF THE ANNUAL AUDIT OF THE REGISTRANT'S FINANCIAL STATEMENTS.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         TAX FEES
         2004 - NOT APPLICABLE *
         2005 - $14,400


(* REGISTRANT COMMENCED OPERATIONS ON FEBRUARY 18, 2005, THEREFORE, THERE WERE NO PRIOR YEAR FEES.)

THE TAX FEES CONSIST OF FEES BILLED IN CONNECTION WITH PREPARING THE FEDERAL REGULATED INVESTMENT COMPANY INCOME TAX RETURNS FOR THE REGISTRANT FOR THE TAX YEAR ENDED DECEMBER 31, 2005.

FOR THE LAST FISCAL YEAR, NO TAX FEES WERE REQUIRED TO BE APPROVED PURSUANT TO PARAGRAPH (c)(7)(ii) OF RULE 2-01 OF REGULATION S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         ALL OTHER FEES
         2004 - NOT APPLICABLE
         2005 - NOT APPLICABLE

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PURSUANT TO THE REGISTRANT'S AUDIT COMMITTEE CHARTER AND WRITTEN POLICIES AND PROCEDURES FOR THE PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES (THE "PRE-APPROVAL POLICY"), THE AUDIT COMMITTEE PRE-APPROVES ALL AUDIT AND NON-AUDIT SERVICES PERFORMED BY THE REGISTRANT'S INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM FOR THE REGISTRANT. IN ADDITION, THE AUDIT COMMITTEE WILL PRE-APPROVE THE AUDITOR'S ENGAGEMENT FOR NON-AUDIT SERVICES WITH THE REGISTRANT'S INVESTMENT ADVISER (NOT

INCLUDING A SUB-ADVISER WHOSE ROLE IS PRIMARILY PORTFOLIO MANAGEMENT AND IS SUB-CONTRACTED OR OVERSEEN BY ANOTHER INVESTMENT ADVISER) AND ANY SERVICE AFFILIATE IN ACCORDANCE WITH PARAGRAPH (c)(7)(ii) OF RULE 2-01 OF REGULATION S-X, IF THE ENGAGEMENT RELATES DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT. PROPOSED SERVICES MAY BE PRE-APPROVED EITHER 1) WITHOUT CONSIDERATION OF SPECIFIC CASE-BY-CASE SERVICES OR 2) REQUIRE THE SPECIFIC PRE-APPROVAL OF THE AUDIT COMMITTEE. THEREFORE, INITIALLY THE PRE-APPROVAL POLICY LISTED A NUMBER OF AUDIT AND NON-AUDIT SERVICES THAT HAVE BEEN APPROVED BY THE AUDIT COMMITTEE, OR WHICH WERE NOT SUBJECT TO PRE-APPROVAL UNDER THE TRANSITION PROVISIONS OF SARBANES-OXLEY ACT OF 2002 (THE "PRE-APPROVAL LIST"). THE AUDIT COMMITTEE WILL ANNUALLY REVIEW AND PRE-APPROVE THE SERVICES INCLUDED ON THE PRE-APPROVAL LIST THAT MAY BE PROVIDED BY THE INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM WITHOUT OBTAINING ADDITIONAL SPECIFIC PRE-APPROVAL OF INDIVIDUAL SERVICES FROM THE AUDIT COMMITTEE. THE AUDIT COMMITTEE WILL ADD TO, OR SUBTRACT FROM, THE LIST OF GENERAL PRE-APPROVED SERVICES FROM TIME TO TIME, BASED ON SUBSEQUENT DETERMINATIONS. ALL OTHER AUDIT AND NON-AUDIT SERVICES NOT ON THE PRE-APPROVAL LIST MUST BE SPECIFICALLY PRE-APPROVED BY THE AUDIT COMMITTEE.

ONE OR MORE MEMBERS OF THE AUDIT COMMITTEE MAY BE APPOINTED AS THE COMMITTEE'S DELEGATE FOR THE PURPOSES OF CONSIDERING WHETHER TO APPROVE SUCH SERVICES. ANY PRE-APPROVALS GRANTED BY THE DELEGATE WILL BE REPORTED, FOR INFORMATIONAL PURPOSES ONLY, TO THE AUDIT COMMITTEE AT ITS NEXT SCHEDULED MEETING. THE AUDIT COMMITTEE'S RESPONSIBILITIES TO PRE-APPROVE SERVICES PERFORMED BY THE INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM ARE NOT DELEGATED TO MANAGEMENT.

      (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2004 - NOT APPLICABLE
2005 - 77%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NONE.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

THE AGGREGATE NON-AUDIT FEES BILLED BY THE INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM FOR SERVICES RENDERED TO THE REGISTRANT, AND RENDERED TO SERVICE AFFILIATES, FOR THE LAST TWO CALENDAR YEAR ENDS WERE $25.5 MILLION IN 2004 AND $19.1 MILLION IN 2005.

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE REGISTRANT'S AUDIT COMMITTEE HAS CONSIDERED WHETHER THE PROVISION OF THE NON-AUDIT SERVICES THAT WERE RENDERED TO SERVICE AFFILIATES THAT WERE NOT PRE-APPROVED (NOT REQUIRING PRE-APPROVAL) IS COMPATIBLE WITH MAINTAINING THE INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM'S INDEPENDENCE. ALL SERVICES PROVIDED BY THE INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM TO THE REGISTRANT OR TO SERVICE AFFILIATES THAT WERE REQUIRED TO BE PRE-APPROVED WERE PRE-APPROVED AS REQUIRED.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with
Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S FOURTH FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

      (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

      (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By: /s/ George C.W. Gatch
    -----------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    March 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ George C.W. Gatch
    -----------------------------------------
    George C.W. Gatch
    President and Principal Executive Officer
    March 8, 2006

By: /s/ Stephanie J. Dorsey
    -----------------------------------------
    Stephanie J. Dorsey
    Treasurer and Principal Financial Officer
    March 8, 2006